UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Core Plus Bond Fund

January 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Plus Bond Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2015 to January 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2015 to Jan. 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses For the six-month period from August 1, 2015 to January 31, 2016 (Unaudited)

Delaware Core Plus Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Annualized Expense Ratio	Expenses Paid During Period 8/1/15 to 1/31/16*
Actual Fund return†
Class A	$1,000.00	$1,000.80	0.90%	$4.53
Class C	1,000.00	997.00	1.65%	8.28
Class R	1,000.00	999.50	1.15%	5.78
Institutional Class	1,000.00	1,002.00	0.65%	3.27
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.61	0.90%	$4.57
Class C	1,000.00	1,016.84	1.65%	8.36
Class R	1,000.00	1,019.36	1.15%	5.84
Institutional Class	1,000.00	1,021.87	0.65%	3.30

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation Delaware Core Plus Bond Fund	As of January 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	3.79%
Agency Mortgage-Backed Securities	28.73%
Collateralized Debt Obligations	1.31%
Commercial Mortgage-Backed Securities	6.11%
Convertible Bonds	0.28%
Corporate Bonds	25.58%
Banking	5.88%
Basic Industry	1.35%
Brokerage	0.22%
Capital Goods	0.34%
Communications	3.45%
Consumer Cyclical	1.67%
Consumer Non-Cyclical	1.42%
Electric	5.82%
Energy	1.12%
Finance Companies	0.43%
Insurance	1.43%
REITs	1.37%
Technology	0.45%
Transportation	0.52%
Utilities	0.11%
Non-Agency Asset-Backed Securities	6.93%
Non-Agency Collateralized Mortgage Obligations	1.93%
Senior Secured Loans	3.10%
Sovereign Bonds	0.24%
Supranational Banks	0.07%
U.S. Treasury Obligations	12.83%
Convertible Preferred Stock	0.03%
Preferred Stock	0.82%
Short-Term Investments	19.09%
Total Value of Securities	110.84%
Liabilities Net of Receivables and Other Assets	(10.84%)
Total Net Assets	100.00%

3

Schedule of investments Delaware Core Plus Bond Fund	January 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations – 3.79%

Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	40,541	$48,733
Fannie Mae Interest Strip
Series 35 2 12.00% 7/25/18	6,842	7,507
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.309% 2/25/42 ●	51,252	60,134
Fannie Mae REMICs
Series 1988-15 A 9.00% 6/25/18	119	126
Series 1996-46 ZA 7.50% 11/25/26	38,697	43,795
Series 2002-83 GH 5.00% 12/25/17	54,485	55,991
Series 2005-70 PA 5.50% 8/25/35	10,635	12,044
Series 2008-15 SB 6.174% 8/25/36 ●S	27,579	5,809
Series 2010-129 SM 5.574% 11/25/40 ●S	182,892	31,064
Series 2011-15 SA 6.634% 3/25/41 ●S	183,511	39,926
Series 2011-80 CB 4.00% 8/25/26	1,953,713	2,161,475
Series 2012-122 SD 5.674% 11/25/42 ●S	184,455	42,920
Series 2013-38 AI 3.00% 4/25/33 S	476,914	65,446
Series 2013-43 IX 4.00% 5/25/43 S	673,052	159,603
Series 2013-44 DI 3.00% 5/25/33 S	722,485	101,997
Series 2013-55 AI 3.00% 6/25/33 S	286,896	40,239
Series 2014-68 BS 5.724% 11/25/44 ●S	248,940	50,755
Series 2014-90 SA 5.724% 1/25/45 ●S	697,946	154,496
Series 2015-27 SA 6.024% 5/25/45 ●S	92,395	20,779
Series 2015-44 Z 3.00% 9/25/43	194,368	186,314
Freddie Mac REMICs
Series 2557 WE 5.00% 1/15/18	46,582	47,926
Series 3656 PM 5.00% 4/15/40	161,769	178,774
Series 4120 IK 3.00% 10/15/32 S	372,393	48,326
Series 4146 IA 3.50% 12/15/32 S	197,401	30,035
Series 4159 KS 5.725% 1/15/43 ●S	168,922	44,170
Series 4185 LI 3.00% 3/15/33 S	178,302	25,321
Series 4191 CI 3.00% 4/15/33 S	78,426	9,992
Series 4435 DY 3.00% 2/15/35	162,000	162,112
Freddie Mac Strips
Series 326 S2 5.525% 3/15/44 ●S	125,427	28,056
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ♦	21,579	25,752
GNMA
Series 2010-42 PC 5.00% 7/20/39	545,000	624,818
Series 2010-113 KE 4.50% 9/20/40	245,000	275,486
Series 2015-133 AL 3.00% 5/20/45	214,000	210,272

Total Agency Collateralized Mortgage Obligations (cost $4,918,467)		5,000,193

4

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities – 28.73%

Fannie Mae
10.50% 6/1/30	10,139	$10,338
Fannie Mae ARM
2.417% 5/1/43 ●	63,694	65,016
2.496% 11/1/35 ●	21,018	22,306
2.518% 7/1/36 ●	55,886	59,467
2.553% 6/1/43 ●	21,816	22,392
2.576% 8/1/35 ●	18,401	19,437
2.913% 7/1/45 ●	36,459	37,576
3.206% 4/1/44 ●	45,210	47,071
3.253% 3/1/44 ●	86,207	90,076
3.277% 9/1/43 ●	59,124	61,795
Fannie Mae S.F. 15 yr
2.50% 10/1/27	23,566	24,241
2.50% 12/1/27	62,210	63,991
2.50% 4/1/28	38,156	39,199
2.50% 9/1/28	86,097	88,638
3.00% 9/1/30	110,420	115,170
3.50% 4/1/26	258,159	273,759
3.50% 6/1/26	672,509	711,963
3.50% 7/1/26	72,208	76,486
3.50% 11/1/26	31,553	33,422
3.50% 8/1/29	131,453	139,042
3.50% 4/1/30	61,699	65,537
4.00% 4/1/24	24,693	26,245
4.00% 5/1/24	211,824	225,101
4.00% 5/1/25	27,254	29,085
4.00% 7/1/25	75,871	81,226
4.00% 11/1/25	135,865	145,182
4.00% 12/1/26	44,682	47,831
4.00% 1/1/27	317,506	339,318
4.50% 4/1/18	3,449	3,575
5.00% 12/1/20	5,028	5,404
5.00% 6/1/23	9,964	10,751
8.00% 10/1/16	474	477
Fannie Mae S.F. 15 yr TBA
2.50% 3/1/31	460,000	469,451
Fannie Mae S.F. 20 yr
3.00% 2/1/33	6,810	7,111
3.00% 8/1/33	37,742	39,412
3.00% 1/1/36	281,944	291,983
4.00% 1/1/31	12,202	13,148
4.00% 2/1/31	38,181	41,238

5

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
3.00% 7/1/42	53,833	$55,048
3.00% 10/1/42	33,233	34,075
3.00% 12/1/42	69,047	70,607
3.00% 1/1/43	311,863	318,898
3.00% 5/1/43	438,306	448,183
3.50% 5/1/45	264,350	277,646
3.50% 8/1/45	2,080,425	2,180,501
4.50% 7/1/36	29,551	32,227
4.50% 6/1/38	61,575	67,456
4.50% 11/1/40	66,568	72,565
4.50% 3/1/41	82,057	89,463
4.50% 4/1/41	105,688	115,195
4.50% 7/1/41	36,226	39,487
4.50% 8/1/41	43,296	47,872
4.50% 1/1/42	1,185,340	1,292,405
4.50% 9/1/42	772,002	843,702
4.50% 11/1/43	49,116	53,559
4.50% 5/1/44	567,261	620,125
4.50% 6/1/44	83,823	91,389
4.50% 9/1/44	909,787	992,695
4.50% 10/1/44	347,819	380,249
4.50% 2/1/45	883,819	965,904
5.00% 10/1/35	45,476	50,327
5.00% 11/1/35	23,083	25,545
5.00% 4/1/37	13,556	15,004
5.00% 8/1/37	3,520	3,898
5.50% 12/1/32	2,509	2,827
5.50% 2/1/33	32,909	36,857
5.50% 4/1/34	13,842	15,601
5.50% 5/1/34	137,691	155,401
5.50% 11/1/34	13,600	15,372
5.50% 12/1/34	289,375	327,454
5.50% 3/1/35	27,922	31,550
5.50% 4/1/35	86,103	97,124
5.50% 5/1/35	23,356	26,387
5.50% 6/1/35	9,654	10,869
5.50% 12/1/35	13,313	14,975
5.50% 1/1/36	61,968	70,072
5.50% 4/1/36	282,107	317,249
5.50% 5/1/36	6,584	7,430
5.50% 7/1/36	26,505	29,756
5.50% 9/1/36	74,659	84,191

6

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 11/1/36	11,549	$12,936
5.50% 1/1/37	49,545	55,550
5.50% 2/1/37	32,961	36,946
5.50% 4/1/37	97,293	109,035
5.50% 8/1/37	37,768	42,614
5.50% 9/1/37	65,687	73,636
5.50% 1/1/38	692,229	781,084
5.50% 2/1/38	113,763	128,410
5.50% 6/1/38	104,460	116,992
5.50% 9/1/38	99,187	112,015
5.50% 12/1/38	438,439	495,463
5.50% 1/1/39	72,486	82,051
5.50% 2/1/39	168,993	190,744
5.50% 12/1/39	124,725	140,511
5.50% 7/1/40	97,005	109,259
5.50% 3/1/46	217,000	243,718
5.50% 9/1/46	518,651	582,339
6.00% 6/1/36	4,548	5,160
6.00% 12/1/36	4,931	5,626
6.00% 2/1/37	15,720	17,825
6.00% 6/1/37	2,633	3,021
6.00% 7/1/37	2,731	3,114
6.00% 8/1/37	233,269	264,677
6.00% 9/1/37	5,107	5,790
6.00% 11/1/37	5,252	5,942
6.00% 5/1/38	6,042	6,849
6.00% 7/1/38	1,549	1,753
6.00% 9/1/38	190,532	216,368
6.00% 10/1/38	7,049	8,000
6.00% 9/1/39	138,891	157,537
6.00% 3/1/40	20,782	23,595
6.00% 4/1/40	35,422	40,162
6.00% 9/1/40	19,456	22,080
6.00% 11/1/40	7,310	8,389
6.00% 5/1/41	418,625	475,074
6.00% 7/1/46	75,165	86,287
8.00% 2/1/30	17,058	17,365
10.00% 7/1/20	2,233	2,453
10.00% 5/1/22	1,525	1,647
10.00% 2/1/25	29,812	32,416
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/46	6,072,000	6,198,150

7

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr TBA
3.00% 3/1/46	4,902,000	$4,992,448
4.50% 3/1/46	4,430,000	4,806,464
Freddie Mac ARM
2.405% 10/1/36 ●	41,543	44,033
2.482% 7/1/36 ●	18,172	19,286
2.831% 9/1/45 ●	301,145	311,022
2.953% 11/1/44 ●	29,034	30,185
2.959% 10/1/45 ●	77,251	79,625
Freddie Mac S.F. 15 yr
3.50% 11/1/25	12,288	12,999
3.50% 6/1/26	13,413	14,185
3.50% 1/1/27	11,113	11,754
4.00% 12/1/24	21,023	22,311
4.00% 5/1/25	7,521	8,015
4.00% 8/1/25	28,002	29,869
4.00% 4/1/26	30,868	32,941
4.50% 8/1/24	44,804	48,130
4.50% 9/1/26	32,809	35,298
Freddie Mac S.F. 20 yr
3.00% 6/1/34	20,641	21,546
3.50% 9/1/35	68,333	72,351
4.00% 8/1/35	16,598	17,910
4.00% 10/1/35	83,872	90,502
Freddie Mac S.F. 30 yr
3.00% 10/1/42	63,889	65,304
3.00% 11/1/42	88,856	91,061
3.50% 8/1/45	379,049	397,371
4.50% 4/1/39	13,426	14,780
4.50% 10/1/39	50,764	55,190
4.50% 4/1/41	165,712	180,451
4.50% 3/1/42	296,308	323,324
5.50% 3/1/34	5,504	6,149
5.50% 12/1/34	5,143	5,757
5.50% 6/1/36	3,221	3,598
5.50% 11/1/36	7,689	8,590
5.50% 7/1/37	4,809	5,338
5.50% 9/1/37	7,234	8,080
5.50% 4/1/38	154,731	173,101
5.50% 7/1/38	25,951	28,980
5.50% 8/1/38	16,622	18,546
5.50% 6/1/39	27,188	30,375
5.50% 3/1/40	17,749	19,849

8

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
5.50% 8/1/40	63,707	$71,162
5.50% 1/1/41	20,355	22,655
5.50% 6/1/41	122,157	136,493
6.00% 2/1/36	11,501	13,175
6.00% 1/1/38	6,611	7,452
6.00% 6/1/38	18,803	21,268
6.00% 8/1/38	116,147	133,451
6.00% 5/1/40	44,075	50,248
6.00% 7/1/40	43,707	49,696
10.00% 1/1/19	2,580	2,773
GNMA I S.F. 30 yr
5.00% 6/15/40	9,866	10,924
7.50% 1/15/32	7,254	9,054

Total Agency Mortgage-Backed Securities (cost $37,464,972)		37,858,252

Collateralized Debt Obligations – 1.31%

Avery Point III CLO
Series 2013-3A A 144A 2.02% 1/18/25 #●	250,000	245,475
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 2.114% 7/20/26 #●	500,000	494,750
Cent CLO 21
Series 2014-21A A1B 144A 2.011% 7/27/26 #●	250,000	246,125
Magnetite IX
Series 2014-9A A1 144A 2.039% 7/25/26 #●	495,000	488,515
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.042% 7/15/27 #●	250,000	246,675

Total Collateralized Debt Obligations (cost $1,743,540)		1,721,540

Commercial Mortgage-Backed Securities – 6.11%

Banc of America Commercial Mortgage Trust
Series 2007-4 AM 6.00% 2/10/51 ●	80,000	83,482
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	65,000	67,787
CD Commercial Mortgage Trust
Series 2005-CD1 C 5.475% 7/15/44 ●	3,006	3,006
CFCRE Commercial Mortgage Trust
Series 2011-C1 A2 144A 3.759% 4/15/44 #	975	976
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.898% 12/10/49 ●	65,000	66,364
Series 2014-GC25 A4 3.635% 10/10/47	120,000	124,592
Series 2015-GC27 A5 3.137% 2/10/48	150,000	149,217

9

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust
Series 2014-CR16 A4 4.051% 4/10/47	140,000	$149,780
Series 2014-CR19 A5 3.796% 8/10/47	155,000	162,715
Series 2014-CR20 A4 3.59% 11/10/47	55,000	56,834
Series 2014-CR20 AM 3.938% 11/10/47	410,000	422,498
Series 2014-CR21 A3 3.528% 12/10/47	85,000	87,405
Series 2015-3BP A 144A 3.178% 2/10/35 #	190,000	189,956
Series 2015-CR23 A4 3.497% 5/10/48	55,000	56,333
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	80,000	81,684
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	100,000	111,498
Series 2011-LC1A C 144A 5.836% 11/10/46 #●	145,000	158,926
Freddie Mac Multifamily Structured Pass Through Certificates
Series K038 A2 3.389% 3/25/24 ♦	130,000	137,789
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.79% 11/25/49 #●	210,000	225,156
Series 2011-K13 B 144A 4.763% 1/25/48 #●	300,000	319,953
Series 2011-K15 B 144A 5.116% 8/25/44 #●	75,000	82,289
Series 2012-K18 B 144A 4.40% 1/25/45 #●	55,000	57,859
Series 2012-K19 B 144A 4.175% 5/25/45 #●	20,000	20,818
Series 2012-K22 B 144A 3.812% 8/25/45 #●	85,000	83,416
Series 2012-K22 C 144A 3.812% 8/25/45 #●	70,000	66,975
Series 2012-K707 B 144A 4.019% 1/25/47 #●	35,000	36,076
Series 2012-K708 B 144A 3.886% 2/25/45 #●	155,000	159,603
Series 2012-K708 C 144A 3.886% 2/25/45 #●	25,000	25,558
Series 2013-K26 C 144A 3.723% 12/25/45 #●	45,000	44,300
Series 2013-K30 C 144A 3.668% 6/25/45 #●	85,000	81,334
Series 2013-K31 C 144A 3.74% 7/25/46 #●	255,003	246,275
Series 2013-K33 B 144A 3.618% 8/25/46 #●	65,000	64,599
Series 2013-K33 C 144A 3.618% 8/25/46 #●	25,000	24,431
Series 2013-K712 B 144A 3.484% 5/25/45 #●	245,000	249,793
Series 2013-K712 C 144A 3.484% 5/25/45 #●	300,000	301,757
Series 2013-K713 B 144A 3.274% 4/25/46 #●	140,000	141,728
Series 2013-K713 C 144A 3.274% 4/25/46 #●	140,000	137,320
Series 2014-K716 C 144A 4.085% 8/25/47 #●	60,000	60,954
Series 2015-K47 B 144A 3.724% 6/25/48 #●	25,000	21,837
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	300,000	311,946
GS Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	245,000	266,167
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	162,955

10

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	245,000	$260,211
Series 2015-GC32 A4 3.764% 7/10/48	55,000	57,378
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	100,000	100,285
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	115,000	115,327
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	285,000	281,200
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	55,862	55,485
Series 2014-C22 B 4.713% 9/15/47 ●	35,000	35,667
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.674% 8/12/37 ●	35,000	38,170
Series 2005-LDP5 D 5.723% 12/15/44 ●	60,000	59,873
Series 2006-LDP8 AM 5.44% 5/15/45	100,000	101,441
Series 2015-JP1 A5 3.914% 1/15/49	90,000	94,653
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	7,340	7,369
Series 2006-C6 AJ 5.452% 9/15/39 ●	115,000	115,428
Series 2006-C6 AM 5.413% 9/15/39	350,000	356,167
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22 A3 3.046% 4/15/48	60,000	59,211
Series 2015-C23 A4 3.719% 7/15/50	215,000	223,980
Series 2015-C26 A5 3.531% 10/15/48	140,000	143,592
Morgan Stanley Capital I Trust
Series 2005-HQ7 C 5.35% 11/14/42 ●	81,209	81,096
Series 2006-1Q11 AJ 5.974% 10/15/42 ●	70,000	69,956
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	96,431
Series 2006-TOP23 A4 6.021% 8/12/41 ●	93,741	94,297
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	110,000	112,361
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	65,000	65,982
Series 2015-NXS3 A4 3.617% 9/15/57	90,000	93,022
WF-RBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	30,000	31,791

Total Commercial Mortgage-Backed Securities (cost $8,136,726)		8,054,314

Convertible Bonds – 0.28%

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	24,000	23,520
Ares Capital 5.75% exercise price $18.36, maturity date 2/1/16	20,000	20,000

11

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	25,000	$26,219
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	5,000	3,978
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	14,000	16,004
General Cable 4.50% exercise price $33.38, maturity date 11/15/29 @f	28,000	14,263
Gilead Sciences 1.625% exercise price $22.44, maturity date 5/1/16	7,000	25,808
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	9,000	6,165
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	19,000	23,370
Intel 3.25% exercise price $21.47, maturity date 8/1/39	19,000	29,058
Jefferies Group 3.875% exercise price $44.53, maturity date 11/1/29	32,000	31,760
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	39,000	34,564
Nuance Communications 2.75% exercise price $32.30,maturity date 11/1/31	27,000	27,203
NuVasive 2.75% exercise price $42.13, maturity date 7/1/17	44,000	53,873
Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19 @	26,000	17,696
Vector Group 2.50% exercise price $15.98, maturity date 1/15/19 ●	8,000	12,058

Total Convertible Bonds (cost $352,172)		365,539

Corporate Bonds – 25.58%

Banking – 5.88%
Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25 #	150,000	139,500
Bank of America
3.875% 8/1/25	270,000	273,430
3.95% 4/21/25	530,000	517,727
Bank of New York Mellon 2.15% 2/24/20	30,000	30,078
Barclays 4.375% 1/12/26	200,000	202,254
BB&T 5.25% 11/1/19	322,000	354,754
BBVA Bancomer 144A 7.25% 4/22/20 #	100,000	107,250
Citizens Financial Group 4.30% 12/3/25	115,000	117,927
City National 5.25% 9/15/20	110,000	122,738
Compass Bank 3.875% 4/10/25	250,000	231,961
Credit Agricole 144A 8.125% 12/29/49 #●	200,000	200,310

12

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Credit Suisse Group Funding Guernsey 144A 3.125% 12/10/20 #	305,000	$306,264
Fifth Third Bancorp 2.875% 7/27/20	50,000	50,623
Finnvera 144A 2.375% 6/4/25 #	200,000	200,273
JPMorgan Chase 4.25% 10/1/27	285,000	284,754
KeyBank
3.30% 6/1/25	250,000	253,136
5.45% 3/3/16	250,000	251,166
Lloyds Banking Group 144A 4.582% 12/10/25 #	400,000	404,918
Morgan Stanley
3.875% 1/27/26	300,000	304,002
3.95% 4/23/27	20,000	19,348
PNC Bank
1.85% 7/20/18	250,000	250,862
2.30% 6/1/20	335,000	337,417
Santander Issuances 5.179% 11/19/25	200,000	189,584
Santander UK 144A 5.00% 11/7/23 #	200,000	208,902
Santander UK Group Holdings 144A 4.75% 9/15/25 #	200,000	198,964
State Street
2.55% 8/18/20	120,000	122,515
3.55% 8/18/25	150,000	157,687
Toronto-Dominion Bank 2.50% 12/14/20	150,000	151,338
U.S. Bancorp 3.60% 9/11/24 @	125,000	129,509
UBS Group Funding Jersey 144A 4.125% 9/24/25 #	200,000	200,737
USB Capital IX 3.50% 10/29/49 @●	705,000	519,409
Wells Fargo
2.55% 12/7/20	290,000	291,358
4.30% 7/22/27	95,000	97,834
Woori Bank
144A 2.875% 10/2/18 #	200,000	204,327
144A 4.75% 4/30/24 #	200,000	208,044
Zions Bancorporation 4.50% 6/13/23	105,000	106,014

		7,746,914

Basic Industry – 1.35%
CF Industries 6.875% 5/1/18	210,000	227,981
Dow Chemical 8.55% 5/15/19	479,000	560,870
Georgia-Pacific
144A 2.539% 11/15/19 #	165,000	165,110
8.00% 1/15/24	100,000	127,230
Gerdau Holdings 144A 7.00% 1/20/20 #	100,000	90,250
Grace (W.R.) 144A 5.125% 10/1/21 #	60,000	60,450
INVISTA Finance 144A 4.25% 10/15/19 #	120,000	116,700

13

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Methanex 4.25% 12/1/24	135,000	$111,801
NOVA Chemicals 144A 5.00% 5/1/25 #	60,000	56,400
OCP 144A 4.50% 10/22/25 #	200,000	180,912
PPG Industries 2.30% 11/15/19	85,000	85,248

		1,782,952

Brokerage – 0.22%
Jefferies Group
6.45% 6/8/27	60,000	61,089
6.50% 1/20/43	50,000	46,473
Lazard Group
3.75% 2/13/25	125,000	117,719
6.85% 6/15/17	64,000	68,108

		293,389

Capital Goods – 0.34%
Cemex Finance 144A 9.375% 10/12/22 #	200,000	202,940
Embraer Netherlands Finance 5.05% 6/15/25	45,000	40,500
Fortune Brands Home & Security 3.00% 6/15/20	70,000	70,721
Lockheed Martin
2.50% 11/23/20	45,000	45,408
3.55% 1/15/26	70,000	71,962
Parker-Hannifin 3.30% 11/21/24	10,000	10,334

		441,865

Communications – 3.45%
21st Century Fox America 4.95% 10/15/45	135,000	130,632
American Tower Trust I 144A 3.07% 3/15/23 #	210,000	211,978
AT&T
2.80% 2/17/21	75,000	74,867
3.40% 5/15/25	210,000	201,581
3.60% 2/17/23	80,000	79,940
4.125% 2/17/26	115,000	114,924
4.50% 5/15/35	80,000	72,376
CC Holdings GS V 3.849% 4/15/23	100,000	100,667
CCO Safari II 144A 4.908% 7/23/25 #	310,000	310,773
Columbus International 144A 7.375% 3/30/21 #	200,000	201,250
Crown Castle Towers 144A 4.883% 8/15/20 #	505,000	550,922
CSC Holdings 5.25% 6/1/24	525,000	464,625
DISH DBS 5.00% 3/15/23	310,000	270,475
Frontier Communications
144A 10.50% 9/15/22 #	80,000	78,100
144A 11.00% 9/15/25 #	175,000	169,313
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,767
SBA Tower Trust 144A 2.24% 4/16/18 #	160,000	158,449

14

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	420,000	$407,409
Sky 144A 3.75% 9/16/24 #	200,000	199,217
Sprint Communications 144A 7.00% 3/1/20 #	230,000	221,950
Time Warner 4.85% 7/15/45	160,000	144,757
Time Warner Cable 5.50% 9/1/41	35,000	30,716
Verizon Communications 4.862% 8/21/46	240,000	223,420
WPP Finance 2010 5.625% 11/15/43	30,000	30,578

		4,547,686

Consumer Cyclical – 1.67%
AutoNation
3.35% 1/15/21	25,000	25,125
4.50% 10/1/25	70,000	71,829
CDK Global 4.50% 10/15/24	115,000	115,121
CVS Health 144A 5.00% 12/1/24 #	555,000	612,715
General Motors Financial
3.45% 4/10/22	160,000	153,877
4.00% 1/15/25	90,000	84,269
4.375% 9/25/21	70,000	71,225
Harman International Industries 4.15% 5/15/25	70,000	68,642
Hyundai Capital America 144A 2.125% 10/2/17 #	130,000	130,236
Lowe’s 3.375% 9/15/25	100,000	103,294
Marriott International 3.375% 10/15/20	100,000	103,447
MGM Resorts International 6.00% 3/15/23	180,000	179,887
QVC 5.45% 8/15/34	115,000	93,242
Signet UK Finance 4.70% 6/15/24	155,000	154,969
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @	210,000	209,580
4.50% 10/1/34 @	20,000	18,192

		2,195,650

Consumer Non-Cyclical – 1.42%
Anheuser-Busch Inbev Finance
3.30% 2/1/23	115,000	116,827
3.65% 2/1/26	385,000	390,670
4.90% 2/1/46	60,000	62,282
AstraZeneca 3.375% 11/16/25	180,000	181,217
Becton Dickinson 6.375% 8/1/19	185,000	209,486
Campbell Soup 3.30% 3/19/25	160,000	162,493
Express Scripts Holding
2.25% 6/15/19	95,000	94,402
3.50% 6/15/24	40,000	38,453
JB y Cia 144A 3.75% 5/13/25 #	150,000	145,094
Perrigo Finance 3.50% 12/15/21	400,000	396,317

15

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
St. Jude Medical 2.80% 9/15/20	75,000	$75,938

		1,873,179

Electric – 5.82%
AES 5.50% 4/15/25	135,000	121,837
AES Gener 144A 8.375% 12/18/73 #@●	200,000	196,500
Alabama Power 4.30% 1/2/46	105,000	107,961
Ameren Illinois
3.25% 3/1/25	110,000	112,904
9.75% 11/15/18	389,000	468,923
American Transmission Systems 144A 5.25% 1/15/22 #	100,000	111,594
Appalachian Power
3.40% 6/1/25	330,000	331,295
4.45% 6/1/45	80,000	78,338
Black Hills 3.95% 1/15/26 @	40,000	41,117
Cleveland Electric Illuminating 5.50% 8/15/24	230,000	264,593
CMS Energy 6.25% 2/1/20	190,000	216,083
ComEd Financing III 6.35% 3/15/33 @	190,000	199,728
Commonwealth Edison 4.35% 11/15/45	135,000	141,051
Consumers Energy 4.10% 11/15/45	35,000	35,882
Dominion Resources 3.90% 10/1/25	95,000	96,255
DTE Energy 144A 3.30% 6/15/22 #	115,000	118,159
Duke Energy
3.75% 4/15/24	155,000	158,123
4.80% 12/15/45	145,000	151,444
Dynegy 7.625% 11/1/24	150,000	132,750
Electricite de France 144A 5.25% 12/29/49 #●	125,000	112,500
Enel 144A 8.75% 9/24/73 #●	200,000	220,500
Enel Finance International 144A 6.00% 10/7/39 #	100,000	113,226
Entergy 4.00% 7/15/22	305,000	319,745
Entergy Arkansas 3.50% 4/1/26	50,000	51,703
Exelon 144A 3.95% 6/15/25 #	90,000	90,311
Integrys Holding 6.11% 12/1/66 @●	195,000	142,374
Interstate Power & Light 3.40% 8/15/25	85,000	87,141
IPALCO Enterprises 3.45% 7/15/20	125,000	124,063
ITC Holdings 3.65% 6/15/24	70,000	70,228
Kansas City Power & Light 3.65% 8/15/25	255,000	261,129
LG&E & KU Energy 4.375% 10/1/21	380,000	407,401
Louisville Gas & Electric 4.375% 10/1/45	75,000	79,141
Metropolitan Edison 144A 4.00% 4/15/25 #	50,000	50,934
MidAmerican Energy 4.25% 5/1/46	480,000	494,313
National Rural Utilities Cooperative Finance 2.30% 11/1/20	20,000	20,071

16

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
National Rural Utilities Cooperative Finance
3.25% 11/1/25	15,000	$15,317
4.75% 4/30/43 ●	190,000	183,350
NextEra Energy Capital Holdings
2.40% 9/15/19	265,000	264,196
3.625% 6/15/23	65,000	65,781
NV Energy 6.25% 11/15/20	100,000	115,571
Pennsylvania Electric 5.20% 4/1/20	175,000	186,086
Puget Energy 6.00% 9/1/21	65,000	74,391
SCANA 4.125% 2/1/22	85,000	85,775
Southern 2.75% 6/15/20	395,000	394,951
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	115,000	117,180
WEC Energy Group 3.55% 6/15/25	110,000	112,805
Westar Energy 3.25% 12/1/25	85,000	87,857
Xcel Energy 3.30% 6/1/25	230,000	231,800

		7,664,377

Energy – 1.12%
Dominion Gas Holdings 4.60% 12/15/44	145,000	136,634
Ecopetrol 5.375% 6/26/26	35,000	28,087
Enbridge Energy Partners 8.05% 10/1/37 ●	245,000	173,337
Energy Transfer Partners 9.70% 3/15/19	127,000	137,385
Enterprise Products Operating 7.034% 1/15/68 ●	30,000	30,075
Noble Energy 5.05% 11/15/44	90,000	65,163
Petroleos Mexicanos
144A 3.50% 7/23/20 #	20,000	18,585
144A 6.375% 2/4/21 #	25,000	25,344
Petronas Global Sukuk 144A 2.707% 3/18/20 #	200,000	198,924
Plains All American Pipeline 8.75% 5/1/19	195,000	214,783
Regency Energy Partners 5.875% 3/1/22	155,000	142,090
Wisconsin Electric Power 4.30% 12/15/45	75,000	79,347
Woodside Finance
144A 3.65% 3/5/25 #	100,000	85,479
144A 8.75% 3/1/19 #	125,000	144,147

		1,479,380

Finance Companies – 0.43%
Affiliated Managers Group 3.50% 8/1/25	110,000	106,692
Aviation Capital Group
144A 2.875% 9/17/18 #	10,000	9,813
144A 4.875% 10/1/25 #	80,000	79,700
144A 6.75% 4/6/21 #	90,000	100,687
General Electric Capital 2.10% 12/11/19	65,000	65,817

17

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Finance Companies (continued)
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	200,000	$201,056

		563,765

Insurance – 1.43%
Highmark
144A 4.75% 5/15/21 #@	200,000	207,706
144A 6.125% 5/15/41 #@	30,000	30,852
MetLife 5.25% 12/29/49 ●	200,000	195,875
Prudential Financial
4.50% 11/15/20	50,000	54,307
5.375% 5/15/45 ●	95,000	93,238
5.625% 6/15/43 ●	95,000	96,187
5.875% 9/15/42 ●	245,000	257,250
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	95,000	94,721
144A 4.125% 11/1/24 #	425,000	434,072
Voya Financial 5.65% 5/15/53 ●	120,000	117,000
XLIT
4.45% 3/31/25	130,000	128,588
5.50% 3/31/45	115,000	111,736
6.50% 12/29/49 ●	80,000	58,240

		1,879,772

REITs – 1.37%
American Tower 4.40% 2/15/26	25,000	25,354
Carey (W.P.) 4.60% 4/1/24	90,000	90,359
CBL & Associates
4.60% 10/15/24	120,000	111,376
5.25% 12/1/23	20,000	19,660
Corporate Office Properties
3.60% 5/15/23	150,000	139,607
5.25% 2/15/24	85,000	87,219
Crown Castle International
3.40% 2/15/21	75,000	75,522
4.45% 2/15/26	75,000	75,611
DDR
7.875% 9/1/20	90,000	109,130
9.625% 3/15/16	150,000	151,479
Education Realty Operating Partnership 4.60% 12/1/24	115,000	116,084
Hospitality Properties Trust 4.50% 3/15/25	100,000	96,811
Host Hotels & Resorts
3.75% 10/15/23	135,000	132,774
4.50% 2/1/26	5,000	5,018
Kimco Realty 3.40% 11/1/22	25,000	25,324

18

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

REITs (continued)
Omega Healthcare Investors 5.25% 1/15/26	70,000	$72,906
PLA Administradora Industrial 144A 5.25% 11/10/22 #	200,000	184,500
Regency Centers 5.875% 6/15/17	71,000	74,911
Simon Property Group
2.50% 7/15/21	45,000	45,283
3.30% 1/15/26	60,000	60,066
UDR 4.00% 10/1/25	40,000	41,409
Ventas Realty 4.125% 1/15/26	65,000	65,915

		1,806,318

Technology – 0.45%
Microsoft
4.20% 11/3/35	50,000	50,783
4.45% 11/3/45	40,000	41,085
Oracle 3.25% 5/15/30	100,000	95,423
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	200,463
Tencent Holdings 144A 3.375% 5/2/19 #	200,000	204,704

		592,458

Transportation – 0.52%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #♦	70,000	67,463
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ♦	51,800	51,736
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ♦	88,180	85,442
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ♦	25,000	25,156
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ♦	60,000	60,225
CSX 3.35% 11/1/25	40,000	39,409
FedEx 4.75% 11/15/45	45,000	44,531
Penske Truck Leasing 144A 3.30% 4/1/21 #	65,000	64,519
Trinity Industries 4.55% 10/1/24 @	115,000	102,987
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	43,663	44,700
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	100,000	101,250

		687,418

Utilities – 0.11%
American Water Capital
3.40% 3/1/25	100,000	103,562

19

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
American Water Capital
4.30% 9/1/45	45,000	$46,247

		149,809

Total Corporate Bonds (cost $33,749,424)		33,704,932

Non-Agency Asset-Backed Securities – 6.93%

AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	67,862	70,939
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	365,000	365,872
Series 2014-4 A2 1.43% 6/17/19	180,000	179,851
American Express Credit Account Master Trust
Series 2014-1 A 0.796% 12/15/21 ●	1,200,000	1,196,803
Series 2014-3 A 1.49% 4/15/20	100,000	100,592
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	100,000	99,671
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	101,087
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	120,241
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	203,376
Bank of America Credit Card Trust
Series 2014-A3 A 0.716% 1/15/20 ●	265,000	265,094
Series 2015-A1 A 0.756% 6/15/20 ●	360,000	360,003
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A 1.45% 6/15/20 #	120,000	120,161
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	22,677	22,678
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.506% 12/16/19 ●	110,000	109,778
Series 2007-A5 A5 0.466% 7/15/20 ●	155,000	154,318
Series 2014-A4 A4 0.786% 6/15/22 ●	120,000	118,950
Chase Issuance Trust
Series 2013-A6 A6 0.846% 7/15/20 ●	150,000	149,980
Series 2014-A5 A5 0.796% 4/15/21 ●	125,000	124,638
Chesapeake Funding
Series 2012-2A A 144A 0.872% 5/7/24 #●	30,840	30,829
Series 2014-1A A 144A 0.842% 3/7/26 #●	147,460	147,047
CIT Equipment Collateral
Series 2014-VT1 A2 144A 0.86% 5/22/17 #	65,237	65,198
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.847% 7/24/20 ●	335,000	334,803
Series 2014-A6 A6 2.15% 7/15/21	200,000	203,931

20

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Citibank Credit Card Issuance Trust
Series 2014-A9 A9 0.677% 11/23/18 ●	280,000	$280,000
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	100,000	99,953
Discover Card Execution Note Trust
Series 2013-A1 A1 0.726% 8/17/20 ●	200,000	199,507
Series 2014-A1 A1 0.856% 7/15/21 ●	200,000	199,293
Series 2014-A3 A3 1.22% 10/15/19	200,000	200,440
Series 2015-A2 A 1.90% 10/17/22	110,000	110,634
Series 2015-A3 A 1.45% 3/15/21	120,000	120,123
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	98,263	97,630
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	90,000	89,923
Ford Credit Auto Owner Trust
Series 2014-2 A 144A 2.31% 4/15/26 #	155,000	157,086
GE Dealer Floorplan Master Note Trust
Series 2014-2 A 0.876% 10/20/19 ●	30,000	29,948
Golden Credit Card Trust
Series 2014-2A A 144A 0.876% 3/15/21 #●	500,000	496,575
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	77,418	77,221
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	48,750	43,203
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	100,000	100,199
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	125,000	124,866
Hyundai Auto Receivables Trust
Series 2015-C A2B 0.796% 11/15/18 ●	140,000	139,958
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	110,000	109,162
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	160,000	160,000
Series 2015-B A2B 0.956% 12/15/17 ●	95,000	95,070
Nissan Auto Receivables Owner Trust
Series 2015-C A2B 0.776% 11/15/18 ●	95,000	95,077
Penarth Master Issuer
Series 2015-1A A1 144A 0.826% 3/18/19 #●	150,000	149,630
PFS Financing
Series 2015-AA A 144A 1.046% 4/15/20 #●	100,000	98,352
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	99,354
Progress Residential Trust
Series 2015-SFR2 A 144A 2.74% 6/12/32 #	100,000	99,511

21

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	$99,996
Series 2015-2 A 1.60% 4/15/21	155,000	155,162
Trade MAPS 1
Series 2013-1A A 144A 1.124% 12/10/18 #●	250,000	248,562
Volkswagen Auto Lease Trust
Series 2015-A A3 1.25% 12/20/17	95,000	94,370
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	265,000	262,836
Volvo Financial Equipment
Series 2014-1A A3 144A 0.82% 4/16/18 #	72,549	72,404
World Financial Network Credit Card Master Trust
Series 2015-A A 0.906% 2/15/22 ●	85,000	84,742

Total Non-Agency Asset-Backed Securities (cost $9,166,547)		9,136,627

Non-Agency Collateralized Mortgage Obligations – 1.93%

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	5,132	5,192
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 f	300,000	297,552
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	90,465	90,413
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-HQA2 M2 3.227% 5/25/28 ●	250,000	248,552
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	44,121	46,589
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	58,485	60,127
Series 2007-A1 7A4 2.716% 7/25/35 ●	123,093	108,465
Series 2014-2 B1 144A 3.429% 6/25/29 #●	88,400	90,328
Series 2014-2 B2 144A 3.429% 6/25/29 #●	88,400	88,948
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,661
Series 2015-4 B1 144A 3.636% 6/25/45 #●	98,924	96,238
Series 2015-4 B2 144A 3.636% 6/25/45 #●	98,924	94,213
JPMorgan Trust
Series 2015-1 B1 144A 2.664% 12/25/44 #●	198,506	195,906
Series 2015-5 B2 144A 2.90% 5/25/45 #●	99,342	92,531
Series 2015-6 B1 144A 3.655% 10/25/45 #●	99,365	101,400
Series 2015-6 B2 144A 3.655% 10/25/45 #●	99,365	99,419
New Residential Mortgage Loan Trust
Series 2015-2A A1 3.75% 8/25/55 ●	110,860	114,194
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.676% 9/25/43 #●	94,812	94,308

22

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	77,832	$79,410
Series 2015-1 B2 144A 3.894% 1/25/45 #●	48,892	50,187
Structured Asset Securities Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ♦	33,459	34,152
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	100,444	100,098
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	102,135	101,597
Washington Mutual Alternative Mortgage Pass Through Trust
Series 2005-1 5A2 6.00% 3/25/35 ♦	78,201	37,068
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.715% 4/25/36 ●	17,190	16,088
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.911% 3/20/45 #●	98,376	101,048

Total Non-Agency Collateralized Mortgage Obligations (cost $2,542,738)		2,544,684

Senior Secured Loans – 3.10%«

Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	257,888	258,230
Aramark Tranche E 3.25% 9/7/19	145,836	145,622
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 11/13/22	130,000	128,104
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20 @	75,000	63,187
DaVita Healthcare Partners Tranche B 1st Lien 3.50% 6/24/21	561,450	561,169
Emdeon 1st Lien 3.75% 11/2/18	567,276	559,050
FCA U.S. (Chrysler) Tranche B 3.50% 5/24/17	165,242	164,576
First Data Tranche B 1st Lien 4.427% 3/24/21	300,857	300,058
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	476,017	475,779
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	202,157	199,967
Landry’s Tranche B 1st Lien 4.00% 4/24/18	147,972	147,602
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	250,000	249,844
Numericable U.S. 1st Lien 4.50% 5/21/20	164,546	161,615
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	142,354	137,210
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19	160,029	158,028
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	184,332	180,876
Valeant Pharmaceuticals International Tranche BE 1st Lien 3.75% 8/5/20	199,049	191,336

Total Senior Secured Loans (cost $4,120,934)		4,082,253

23

Schedule of investments Delaware Core Plus Bond Fund

		Principal amount°	Value (U.S. $)

Sovereign Bonds – 0.24%Δ

Indonesia – 0.16%
Indonesia Government International Bond 144A 4.875% 5/5/21 #		200,000	$210,435

			210,435
Peru – 0.04%
Peruvian Government International Bond 4.125% 8/25/27		46,000	45,655
			45,655
Uruguay – 0.04%
Uruguay Government International Bond 4.375% 10/27/27		59,000	57,967
			57,967
Total Sovereign Bonds (cost $313,135)			314,057

Supranational Banks – 0.07%

European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	360,000,000	24,761
Inter-American Development Bank 6.00% 9/5/17	INR	3,900,000	56,936
International Finance 3.625% 5/20/20	NZD	20,000	13,122

Total Supranational Banks (cost $107,477)			94,819

U.S. Treasury Obligations – 12.83%

U.S. Treasury Bond
3.00% 11/15/45 ¥		3,915,000	4,108,914
U.S. Treasury Floating Rate Note
0.518% 10/31/17●		1,860,000	1,859,847
U.S. Treasury Notes
1.375% 1/31/21		20,000	20,040
1.75% 12/31/20		5,650,000	5,761,678
1.75% 1/31/23		1,365,000	1,371,612
2.125% 12/31/22		1,005,000	1,035,543
2.25% 11/15/25		2,670,000	2,746,346

Total U.S. Treasury Obligations (cost $16,582,221)			16,903,980

		Number of Shares

Convertible Preferred Stock – 0.03%
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		7	7,680
Dominion Resources 6.125% exercise price $64.83, expiration date 4/1/16		180	10,073
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16 @		405	3,973
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		14	16,408

Total Convertible Preferred Stock (cost $61,433)			38,134

24

	Number of Shares	Value (U.S. $)

Preferred Stock – 0.82%

Bank of America 6.10% ●	80,000	$81,436
General Electric 5.00% ●	246,000	253,073
Integrys Energy Group 6.00% @●	4,400	114,813
PNC Preferred Funding Trust II 1.735% #●	300,000	261,750
U.S. Bancorp 3.50% ●	350	279,997
USB Realty 1.769% #@●	100,000	85,250

Total Preferred Stock (cost $1,048,201)		1,076,319

	Principal amount°

Short-Term Investments – 19.09%

Discount Notes – 14.08%≠
Federal Home Loan Bank
0.155% 2/3/16	1,041,278	1,041,263
0.18% 2/26/16	638,720	638,608
0.18% 3/7/16	825,756	825,525
0.19% 3/22/16	775,792	775,482
0.25% 2/9/16	1,598,948	1,598,858
0.251% 2/18/16	3,069,450	3,069,088
0.295% 2/24/16	916,014	915,867
0.295% 3/2/16	222,632	222,579
0.30% 3/1/16	916,014	915,802
0.31% 3/9/16	1,883,092	1,882,536
0.31% 3/14/16	2,036,487	2,035,805
0.37% 4/15/16	1,461,146	1,460,095
0.375% 4/21/16	960,697	959,950
0.375% 4/22/16	845,481	844,815
0.53% 8/15/16	1,374,021	1,370,505

		18,556,778

Repurchase Agreements – 5.01%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to be repurchased on 2/1/16, repurchase price $1,815,418 (collateralized by U.S. government obligations 3.125% 11/15/41; market value $1,851,687)	1,815,378	1,815,378
Bank of Montreal
0.30%, dated 1/29/16, to be repurchased on 2/1/16, repurchase price $1,815,424 (collateralized by U.S. government obligations 0.75%–8.75% 6/30/17–11/15/43; market value $1,851,687)	1,815,379	1,815,379

25

Schedule of investments Delaware Core Plus Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas
0.31%, dated 1/29/16, to be repurchased on 2/1/16, repurchase price $2,974,320 (collateralized by U.S. government obligations 0.00%–6.875% 5/15/16–11/15/43; market value $3,033,728)	2,974,243	$2,974,243

		6,605,000

Total Short-Term Investments (cost $25,161,259)		25,161,778

Total Value of Securities – 110.84% (cost $145,469,246)		$146,057,421

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $21,470,184, which represents 16.29% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $2,120,656, which represents 1.61% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Jan. 31, 2016. Interest rates reset periodically.

¥	Fully or partially pledged as collateral for futures contracts.

Δ	Securities have been classified by country of origin.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2016.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2016.

26

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	139,953	USD	(151,763)	3/4/16	$(25)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	E-mini S&P 500 Index	$(204,074)	$(193,010)	3/19/16	$11,064
8	Euro-Bund	1,385,088	1,415,656	3/9/16	30,568
8	U.S. Long Bonds	1,234,314	1,288,250	3/22/16	53,936
7	U.S. Treasury 10 yr Notes	906,629	907,047	3/22/16	418

		$3,321,957			$95,986

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]		Annual Protection Payments	Termination Date	Upfront Payment	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
ICE	JPMC - CDX.NA.HY.25[5]		2,640,000	5.00%	12/20/20	$1,354	2,639
ICE	JPMC - iTraxx® Europe Crossover Series 24.1[6]	EUR	405,000	5.00%	12/20/20	(37,045)	12,219
JPMC	CDX.EM.24[7]		613,480	1.00%	12/20/20	61,780	9,506

						$26,089	$24,364

27

Schedule of investments Delaware Core Plus Bond Fund

Interest Rate Swap Contracts8

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - BOA
10 yr IRS	990,000	2.05%	0.62%	1/12/26	$20,173
30 yr IRS	450,000	2.50%	0.62%	1/12/46	18,255
30 yr IRS	560,000	2.52%	0.62%	1/12/46	25,284
30 yr IRS	610,000	2.49%	0.62%	1/14/46	22,121

					$85,833

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(8,966).

5Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s iTraxx® Europe Crossover Index is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

7Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

8 An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

28

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BAML – Bank of America Merrill Lynch

BOA – Bank of America

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

DB – Deutsche Bank

EUR – European Monetary Unit

GE – General Electric

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSMPS – Goldman Sachs Reperforming Mortgage Securities

ICE – Intercontinental Exchange, Inc.

IDR – Indonesian Rupiah

INR – Indian Rupee

IRS – Interest Rate Swap

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

LB – Lehman Brothers

NZD – New Zealand Dollar

RBS – Royal Bank of Scotland

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

UBS – Union Bank of Switzerland

USD – U.S. Dollar

WF – Wells Fargo

See accompanying notes, which are an integral part of the financial statements.

29

Statement of assets and liabilities Delaware Core Plus Bond Fund	January 31, 2016 (unaudited)

Assets:
Investments, at value[1]	$120,895,643
Short-term investments, at value[2]	25,161,778
Cash collateral due from brokers	321,004
Cash	37,041
Foreign currencies, at value[3]	9,926
Receivable for securities sold	4,114,832
Receivable for fund shares sold	2,465,793
Dividends and interest receivable	630,349
Unrealized appreciation on interest rate swap contracts	63,567
Upfront payments paid on credit default swap contracts	63,134
Unrealized appreciation on credit default swap contracts	35,095
Variation margin due from brokers on centrally cleared interest rate swap contracts	22,266
Variation margin due from broker on futures contracts	15,578
Swap payments receivable	3,127
Other assets[4]	97,871

Total assets	153,937,004

Liabilities:
Payable for securities purchased	21,287,385
Payable for fund shares redeemed	251,054
Other accrued expenses	102,593
Income distribution payable	77,857
Upfront payments received on credit default swap contracts	37,045
Distribution fees payable to affiliates	25,675
Investment management fees payable	20,182
Swap payments payable	19,555
Variation margin due to brokers on centrally cleared credit default swap contracts	10,731
Other affiliates payable	8,735
Trustees’ fees and expenses payable	434
Unrealized depreciation on foreign currency exchange contracts	25
Bond proceeds payable[4]	326,237

Total liabilities	22,167,508

Total Net Assets	$131,769,496

30

Net Assets Consist of:
Paid-in capital	$134,606,881
Distributions in excess of net investment income	(482,415)
Accumulated net realized loss on investments	(3,138,636)
Net unrealized appreciation of investments	588,175
Net unrealized depreciation of foreign currencies	(1,701)
Net unrealized depreciation of foreign currency exchange contracts	(25)
Net unrealized appreciation of futures contracts	95,986
Net unrealized appreciation of swap contracts	101,231

Total Net Assets	$131,769,496

Net Asset Value
Class A:
Net assets	$71,982,519
Shares of beneficial interest outstanding, unlimited authorization, no par	8,642,035
Net asset value per share	$8.33
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.72

Class C:
Net assets	$9,788,201
Shares of beneficial interest outstanding, unlimited authorization, no par	1,173,755
Net asset value per share	$8.34

Class R:
Net assets	$6,378,904
Shares of beneficial interest outstanding, unlimited authorization, no par	763,303
Net asset value per share	$8.36

Institutional Class:
Net assets	$43,619,872
Shares of beneficial interest outstanding, unlimited authorization, no par	5,231,171
Net asset value per share	$8.34

[1] Investments, at cost	$120,307,987
[2] Short-term investments, at cost	25,161,259
[3] Foreign currencies, at cost	10,026
[4] See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

31

Statement of operations Delaware Core Plus Bond Fund	Six months ended January 31, 2016 (unaudited)

Investment Income:
Interest	$1,810,343
Dividends	15,873

1,826,216

Expenses:
Management fees	353,449
Distribution expenses – Class A	86,852
Distribution expenses – Class C	43,588
Distribution expenses – Class R	16,729
Dividend disbursing and transfer agent fees and expenses	85,267
Legal fees	41,101
Registration fees	32,921
Audit and tax fees	29,364
Reports and statements to shareholders	22,538
Accounting and administration expenses	20,896
Custodian fees	10,488
Trustees’ fees and expenses	2,983
Other	28,496

774,672
Less expenses waived	(212,268)
Less expense paid indirectly	(68)

Total operating expenses	562,336

Net Investment Income	1,263,880

32

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,266,846)
Foreign currencies	(82,076)
Foreign currency exchange contracts	8,369
Futures contracts	157,330
Options purchased	6,344
Swap contracts	41,090

Net realized loss	(1,135,789)

Net change in unrealized appreciation (depreciation) of:
Investments	(77,020)
Foreign currencies	1,708
Foreign currency exchange contracts	(599)
Futures contracts	(63,991)
Swap contracts	108,886

Net change in unrealized appreciation (depreciation)	(31,016)

Net Realized and Unrealized Loss	(1,166,805)

Net Increase in Net Assets Resulting from Operations	$97,075

See accompanying notes, which are an integral part of the financial statements.

33

Statements of changes in net assets Delaware Core Plus Bond Fund

	Six months
	ended
	1/31/16	Year ended
	(Unaudited)	7/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,263,880	$2,800,072
Net realized gain (loss)	(1,135,789)	666,012
Net change in unrealized appreciation (depreciation)	(31,016)	(1,559,793)

Net increase in net assets resulting from operations	97,075	1,906,291

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(882,328)	(1,801,805)
Class B	—	(1,451)
Class C	(77,715)	(174,573)
Class R	(76,449)	(186,474)
Institutional Class	(605,482)	(1,183,298)

Return of capital:
Class A	—	(46,183)
Class C	—	(6,030)
Class R	—	(4,930)
Institutional Class	—	(33,232)

	(1,641,974)	(3,437,976)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,156,218	11,057,627
Class B	—	89
Class C	3,036,327	2,288,758
Class R	423,826	1,277,507
Institutional Class	9,033,288	21,004,192

34

	Six months
	ended
	1/31/16	Year ended
	(Unaudited)	7/31/15
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$810,151	$1,670,136
Class B	—	1,131
Class C	72,057	169,730
Class R	76,892	192,500
Institutional Class	607,944	1,192,045

	29,216,703	38,853,715

Cost of shares redeemed:
Class A	(7,233,505)	(13,368,386)
Class B	—	(289,338)
Class C	(1,597,601)	(2,562,532)
Class R	(899,559)	(2,320,453)
Institutional Class	(11,633,414)	(5,680,717)

	(21,364,079)	(24,221,426)

Increase in net assets derived from capital share transactions	7,852,624	14,632,289

Net Increase in Net Assets	6,307,725	13,100,604

Net Assets:
Beginning of period	125,461,771	112,361,167

End of period	$131,769,496	$125,461,771

Distributions in excess of net investment income	$(482,415)	$(104,321)

See accompanying notes, which are an integral part of the financial statements.

35

Financial highlights Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

36

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$8.430	$8.530	$8.340	$8.750	$8.420	$8.220

0.082	0.196	0.226	0.202	0.205	0.264
(0.076)	(0.056)	0.233	(0.328)	0.375	0.244

0.006	0.140	0.459	(0.126)	0.580	0.508

(0.106)	(0.234)	(0.234)	(0.265)	(0.250)	(0.308)
—	(0.006)	(0.035)	—	—	—
—	—	—	(0.019)	—	—

(0.106)	(0.240)	(0.269)	(0.284)	(0.250)	(0.308)

$8.330	$8.430	$8.530	$8.340	$8.750	$8.420

0.08%	1.65%	5.60%	(1.51% )	7.01%	6.32%

$71,982	$64,069	$65,466	$81,042	$91,099	$74,107
0.90%	0.91%	0.90%	0.90%	0.90%	0.90%
1.23%	1.21%	1.19%	1.17%	1.18%	1.29%
1.95%	2.30%	2.70%	2.33%	2.41%	3.20%
1.62%	2.00%	2.41%	2.06%	2.13%	2.81%
142%	313%	273%	340%	422%	293%

37

Financial highlights Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

38

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$8.440	$8.540	$8.350	$8.760	$8.430	$8.230

0.050	0.132	0.164	0.137	0.142	0.203
(0.075)	(0.056)	0.232	(0.328)	0.374	0.244

(0.025)	0.076	0.396	(0.191)	0.516	0.447

(0.075)	(0.170)	(0.171)	(0.200)	(0.186)	(0.247)
—	(0.006)	(0.035)	—	—	—
—	—	—	(0.019)	—	—

(0.075)	(0.176)	(0.206)	(0.219)	(0.186)	(0.247)

$8.340	$8.440	$8.540	$8.350	$8.760	$8.430

(0.30% )	0.89%	4.81%	(2.24% )	6.20%	5.53%

$9,788	$8,375	$8,572	$10,990	$12,989	$10,147
1.65%	1.66%	1.65%	1.65%	1.65%	1.65%
1.98%	1.96%	1.93%	1.87%	1.88%	1.99%
1.20%	1.55%	1.95%	1.58%	1.66%	2.45%
0.87%	1.25%	1.67%	1.36%	1.43%	2.11%
142%	313%	273%	340%	422%	293%

39

Financial highlights Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

40

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$8.460	$8.560	$8.370	$8.780	$8.450	$8.240

0.071	0.176	0.206	0.181	0.185	0.244
(0.075)	(0.056)	0.233	(0.328)	0.374	0.255

(0.004)	0.120	0.439	(0.147)	0.559	0.499

(0.096)	(0.214)	(0.214)	(0.244)	(0.229)	(0.289)
—	(0.006)	(0.035)	—	—	—
—	—	—	(0.019)	—	—

(0.096)	(0.220)	(0.249)	(0.263)	(0.229)	(0.289)

$8.360	$8.460	$8.560	$8.370	$8.780	$8.450

(0.05% )	1.40%	5.32%	(1.74% )	6.73%	6.17%

$6,379	$6,863	$7,793	$8,077	$9,180	$6,789
1.15%	1.16%	1.15%	1.15%	1.15%	1.15%
1.48%	1.46%	1.45%	1.47%	1.48%	1.59%
1.70%	2.05%	2.45%	2.08%	2.16%	2.95%
1.37%	1.75%	2.15%	1.76%	1.83%	2.51%
142%	313%	273%	340%	422%	293%

41

Financial highlights Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

42

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$8.440	$8.540	$8.350	$8.760	$8.430	$8.230

0.092	0.215	0.248	0.224	0.228	0.285
(0.075)	(0.053)	0.233	(0.328)	0.373	0.245

0.017	0.162	0.481	(0.104)	0.601	0.530

(0.117)	(0.256)	(0.256)	(0.287)	(0.271)	(0.330)
—	(0.006)	(0.035)	—	—	—
—	—	—	(0.019)	—	—

(0.117)	(0.262)	(0.291)	(0.306)	(0.271)	(0.330)

$8.340	$8.440	$8.540	$8.350	$8.760	$8.430

0.20%	1.90%	5.86%	(1.26% )	7.27%	6.58%

$43,620	$46,155	$30,241	$60,210	$75,469	$10,205
0.65%	0.66%	0.65%	0.65%	0.65%	0.65%
0.98%	0.96%	0.93%	0.87%	0.88%	0.99%
2.20%	2.55%	2.95%	2.58%	2.66%	3.45%
1.87%	2.25%	2.67%	2.36%	2.43%	3.11%
142%	313%	273%	340%	422%	293%

43

Notes to financial statements Delaware Core Plus Bond Fund	January 31, 2016 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund and Delaware Emerging Markets Debt Fund. These financial statements and the related notes pertain to Delaware Core Plus Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining

44

whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2012–July 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 29, 2016 and matured on the next business day.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange

45

Notes to financial statements Delaware Core Plus Bond Fund

1. Significant Accounting Policies (continued)

rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) due to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Jan. 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2016, the Fund earned $68 under this agreement.

46

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), from exceeding 0.65% of the Fund’s average daily net assets from Aug. 1, 2015 through Jan. 31, 2016.* These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended Jan. 31, 2016, the Fund was charged $3,060 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2016, the Fund was charged $13,441 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fees equal to the sum of: (i) 0.10% of the average daily net assets

47

Notes to financial statements Delaware Core Plus Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based upon the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2016, the Fund was charged $1,173 for internal legal, tax, and regulatory reporting provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2016, DDLP earned $1,033 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2016, DDLP received gross CDSC commissions of $972 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2016 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2016, the Fund engaged in securities purchases of $6,842 and securities sales of $69,174, which resulted in net realized losses of $129.

*	The contractual waiver period is from Nov. 28, 2014 through Nov. 28, 2016.

3. Investments

For the six months ended Jan. 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$101,848,553
Purchases of U.S. government securities	74,737,634
Sales other than U.S. government securities	112,666,619
Sales of U.S. government securities	63,555,640

48

At Jan. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$146,077,914

Aggregate unrealized appreciation of investments	$1,522,800
Aggregate unrealized depreciation of investments	(1,543,293)

Net unrealized depreciation of investments	$(20,493)

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At July 31, 2015, losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$678,954	$ —

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

49

Notes to financial statements Delaware Core Plus Bond Fund

3. Investments (continued)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$62,350,352	$243,718	$62,594,070
Corporate Debt	—	35,792,011	—	35,792,011
Foreign Bonds	—	408,876	—	408,876
Senior Secured Loans	—	4,082,253	—	4,082,253
U.S. Treasury Obligations	—	16,903,980	—	16,903,980
Convertible Preferred Stock[1]	30,454	7,680	—	38,134
Preferred Stock[1]	394,810	681,509	—	1,076,319
Short-Term Investments	—	25,161,778	—	25,161,778

Total Value of Securities	$425,264	$145,388,439	$243,718	$146,057,421

Foreign Currency Exchange Contracts	$—	$(25)	$—	$(25)
Futures Contracts	95,986	—	—	95,986
Swap Contracts	—	110,197	—	110,197

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 1 investments and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	—	99.61%	0.39%	100.00%
Convertible Preferred Stock	79.86%	20.14%	—	100.00%
Preferred Stock	36.68%	63.32%	—	100.00%

During the six months ended Jan. 31, 2016, the Fund transferred $192,305 Level 3 investments into Level 2 investments. The transfer was due to the Fund’s pricing vendor being able to supply a matrix

50

price for an investment that had been utilizing a broker quoted price. During the six months ended Jan. 31, 2016, there were no transfers between Level 1 investments and Level 2 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/16	Year ended 7/31/15
Shares sold:
Class A	1,811,327	1,291,198
Class B	—	11
Class C	364,128	268,164
Class R	50,486	148,788
Institutional Class	1,083,819	2,452,865

Shares issued upon reinvestment of dividends and distributions:
Class A	96,944	195,628
Class B	—	132
Class C	8,612	19,856
Class R	9,164	22,471
Institutional Class	72,616	139,520

	3,497,096	4,538,633

Shares redeemed:
Class A	(865,819)	(1,564,208)
Class B	—	(34,032)
Class C	(191,164)	(299,834)
Class R	(107,629)	(270,838)
Institutional Class	(1,393,668)	(666,346)

	(2,558,280)	(2,835,258)

Net increase	938,816	1,703,375

For the year ended Jan. 31, 2016, 10,479 Class B shares were converted to 10,481 Class A shares valued at $89,090. The amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

51

Notes to financial statements Delaware Core Plus Bond Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit to be used as described above operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of Jan. 31, 2016 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of securities that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

52

During the six months ended Jan. 31, 2016, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended Jan. 31, 2016, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – During the six months ended Jan. 31, 2016, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty

53

Notes to financial statements Delaware Core Plus Bond Fund

6. Derivatives (continued)

is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended Jan. 31, 2016.

During the six months ended Jan. 31, 2016, the Fund purchased options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or the hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payments/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contacts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2016, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

54

During the six months ended Jan. 31, 2016, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended Jan. 31, 2016, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months Jan. 31, 2016, the Fund used CDS contracts to hedge against credit events. Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At Jan. 31, 2016, the Fund posted $321,004 as cash collateral for centrally cleared swap contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities”.

55

Notes to financial statements Delaware Core Plus Bond Fund

6. Derivatives (continued)

Fair values of derivative instruments as of Jan. 31, 2016 was as follows:

		Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Variation margin due from brokers on interest rate swap contracts	$—	$—	$22,266	$—	$22,266
Variation margin due from broker on futures contracts*	—	11,064	84,922	—	95,986
Unrealized appreciation on interest rate swap contracts	—	—	63,567	—	63,567
Unrealized appreciation on credit default swap contracts	—	—	—	35,095	35,095

Total	$—	$11,064	$170,755	$35,095	$216,914

		Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Equity Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$25	$—	$—	$—	$25
Variation margin due to brokers on centrally cleared credit default swap contracts	—	—	—	10,731	10,731

Total	$25	$—	$—	$10,731	$10,756

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Jan. 31, 2016. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2016 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$8,369	$—	$—	$—	$8,369
Interest rate contracts	—	160,971	6,344	—	167,315
Equity contracts	—	(3,641)	—	—	(3,641)
Credit contracts	—	—	—	41,090	41,090

Total	$8,369	$157,330	$6,344	$41,090	$213,133

56

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(599)	$—	$—	$(599)
Interest rate contracts	—	(79,044)	88,213	9,169
Equity contracts	—	15,053	—	15,053
Credit contracts	—	—	20,673	20,673

Total	$(599)	$(63,991)	$108,886	$44,296

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2016:

		Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	40,334	USD	40,535
Futures contracts (average notional value)	USD	11,092,658	USD	2,794,048
Options contracts (average notional value)	USD	1,792		—
CDS contracts (average notional value)*	EUR	426,760		—
CDS contracts (average notional value)*	USD	1,830,134		—
Interest rate swap contracts (average notional value)**	USD	282,560

*Long represents buying protection and short represents selling protection

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or

57

Notes to financial statements Delaware Core Plus Bond Fund

7. Offsetting (continued)

receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Jan. 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$—	$(25)	$(25)
JPMorgan Chase Bank	9,506	—	9,506

Total	$9,506	$(25)	$9,481

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$(25)	$—	$—	$—	$—	$(25)
JPMorgan Chase Bank	9,506	—	—	—	—	9,506

Total	$9,481	$—	$—	$—	$—	$9,481

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$1,815,378	$(1,815,378)	$—	$(1,815,378)	$—
Bank of Montreal	1,815,379	(1,815,379)	—	(1,815,379)	—
BNP Paribas	2,974,243	(2,974,243)	—	(2,974,243)	—

Total	$6,605,000	$(6,605,000)	$—	$(6,605,000)	$—

(a)Net exposure represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and

58

payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

59

Notes to financial statements Delaware Core Plus Bond Fund

8. Securities Lending (continued)

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2016, the Fund had no securities out on loan. <

9. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it

60

unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent)

61

Notes to financial statements Delaware Core Plus Bond Fund

11. Recent Accounting Pronouncements (continued)

using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a U.S. Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $326,237 and an asset of $97,871 based on the expected recoveries to unsecured creditors as of Jan. 31, 2016 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

62

Other Fund information (Unaudited) Delaware Core Plus Bond Fund

Board Consideration of Delaware Core Plus Bond Fund Investment Management Agreement

At a meeting held on Aug. 18–20, 2015 (the “Annual Meeting”), the Board of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Core Plus Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment, strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data received. The Independent Trustees reviewed and discussed with such consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain Funds; and in

63

Other Fund information (Unaudited) Delaware Core Plus Bond Fund

Board Consideration of Delaware Core Plus Bond Fund Investment Management Agreement (continued)

November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Performance Universe for the Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in the second quartile of its Performance Universe. In evaluating the Fund’s short and intermediate term performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund short and intermediate term performance and thereby, to meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses

64

including 12b-1 and non-12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Groups and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

65

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Chief Executive Officer
Delaware Investments®	Private Wealth Management	Philadelphia, PA	Banco Itaú
Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN
Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

66

Semiannual report

Fixed income mutual fund

Delaware Emerging Markets Debt Fund

January 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Emerging Markets Debt Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period August 1, 2015 to January 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2015 to Jan. 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period August 1, 2015 to January 31, 2016 (Unaudited)

Delaware Emerging Markets Debt Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Annualized Expense Ratio	Expenses Paid During Period 8/1/15 to 1/31/16*
Actual Fund return†
Class A	$1,000.00	$956.20	1.04%	$5.11
Class C	1,000.00	955.00	1.04%	5.11
Class R	1,000.00	955.10	1.04%	5.11
Institutional Class	1,000.00	955.00	1.04%	5.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.91	1.04%	$5.28
Class C	1,000.00	1,019.91	1.04%	5.28
Class R	1,000.00	1,019.91	1.04%	5.28
Institutional Class	1,000.00	1,019.91	1.04%	5.28

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Emerging Markets Debt Fund	As of January 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	69.15%
Banking	12.79%
Basic Industry	9.87%
Capital Goods	3.27%
Communications	13.97%
Consumer Cyclical	2.76%
Consumer Non-Cyclical	5.18%
Electric	3.34%
Energy	8.47%
Finance Companies	2.21%
Real Estate	2.84%
Technology	2.77%
Transportation	1.68%
Regional Bond	1.43%
Senior Secured Loan	2.33%
Sovereign Bonds	20.09%
Supranational Bank	0.10%
Short-Term Investments	7.69%
Total Value of Securities	100.79%
Liabilities Net of Receivables and Other Assets	(0.79%)
Total Net Assets	100.00%

Schedule of investments
Delaware Emerging Markets Debt Fund	January 31, 2016	(Unaudited)

	Principal amount°	Value (U.S. $)

Corporate Bonds – 69.15%

Banking – 12.79%
Akbank 144A 4.00% 1/24/20 #	300,000	$290,844
Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25 #	150,000	139,500
Banco Nacional de Comercio Exterior SNC 144A 4.375% 10/14/25 #	280,000	279,020
BBVA Bancomer
6.50% 3/10/21 ¥	250,000	269,955
144A 7.25% 4/22/20 #	100,000	107,250
Industrial & Commercial Bank of China 144A 4.875% 9/21/25 #	295,000	301,910
Trade & Development Bank of Mongolia 144A 9.375% 5/19/20 #	300,000	268,533
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #	300,000	300,790
Woori Bank 144A 4.75% 4/30/24 #	295,000	306,865

		2,264,667

Basic Industry – 9.87%
Corp Nacional del Cobre de Chile 144A 4.50% 9/16/25 #	305,000	292,930
GTL Trade Finance 144A 5.893% 4/29/24 #	150,000	102,525
Mexichem 144A 5.875% 9/17/44 #	300,000	245,250
MMC Norilsk Nickel
144A 5.55% 10/28/20 #	250,000	251,276
144A 6.625% 10/14/22 #	200,000	204,050
OCP 144A 4.50% 10/22/25 #	500,000	452,280
Phosagro 144A 4.204% 2/13/18 #	200,000	199,500

		1,747,811

Capital Goods – 3.27%
Cemex Finance 144A 9.375% 10/12/22 #	250,000	253,675
Embraer Netherlands Finance 5.05% 6/15/25	200,000	180,000
Union Andina de Cementos 144A 5.875% 10/30/21 #	150,000	144,675

		578,350

Communications – 13.97%
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #¥	200,000	209,801
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #	200,000	177,500
Columbus International 144A 7.375% 3/30/21 #	250,000	251,563
Digicel Group 144A 8.25% 9/30/20 #¥	300,000	244,163
Grupo Televisa
5.00% 5/13/45 ¥	200,000	169,822
6.125% 1/31/46	200,000	198,728
Millicom International Cellular
144A 6.00% 3/15/25 #	200,000	170,730
144A 6.625% 10/15/21 #	200,000	179,000

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
MTS International Funding 144A 5.00% 5/30/23 #	200,000	$185,921
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	191,371
VimpelCom Holdings 144A 6.255% 3/1/17 #¥	300,000	307,125
VTR Finance 144A 6.875% 1/15/24 #¥	200,000	187,000

		2,472,724

Consumer Cyclical – 2.76%
Cencosud 144A 5.15% 2/12/25 #	355,000	324,753
Tupy Overseas 144A 6.625% 7/17/24 #@¥	200,000	163,250

		488,003

Consumer Non-Cyclical – 5.18%
ENA Norte Trust 4.95% 4/25/23	213,991	219,875
Gruma 144A 4.875% 12/1/24 #	200,000	207,750
JB y Cia 144A 3.75% 5/13/25 #	200,000	193,459
JBS Investments 144A 7.75% 10/28/20 #¥	200,000	179,000
JBS USA 144A 5.75% 6/15/25 #	150,000	116,250

		916,334

Electric – 3.34%
AES Gener
144A 5.00% 7/14/25 #	200,000	190,304
144A 8.375% 12/18/73 #@•¥	200,000	196,500
State Grid Overseas Investment 2014 144A 2.75% 5/7/19 #	200,000	203,858

		590,662

Energy – 8.47%
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	198,425
Ecopetrol 5.375% 6/26/26	150,000	120,375
Lukoil International Finance 144A 3.416% 4/24/18 #	200,000	196,257
Petrobras Global Finance 5.875% 3/1/18	240,000	209,885
Petroleos Mexicanos
144A 6.375% 2/4/21 #	125,000	126,718
144A 6.875% 8/4/26 #	175,000	178,032
Petronas Global Sukuk 144A 2.707% 3/18/20 #	205,000	203,897
YPF
144A 8.75% 4/4/24 #	160,000	154,032
144A 8.875% 12/19/18 #	110,000	112,475

		1,500,096

Finance Companies – 2.21%
Corp Financiera de Desarrollo
144A 4.75% 7/15/25 #	200,000	195,180
144A 5.25% 7/15/29 #•¥	200,000	195,500

		390,680

Schedule of investments

Delaware Emerging Markets Debt Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate – 2.84%
PLA Administradora Industrial 144A 5.25% 11/10/22 #	340,000	$313,650
Trust F 144A 5.25% 1/30/26 #	200,000	189,500

		503,150

Technology – 2.77%
Baidu 2.75% 6/9/19	250,000	250,836
Tencent Holdings 144A 3.375% 5/2/19 #	235,000	240,527

		491,363

Transportation – 1.68%
DP World 144A 6.85% 7/2/37 #	100,000	95,525
HPHT Finance 15 144A 2.875% 3/17/20 #	200,000	201,615

		297,140

Total Corporate Bonds (cost $12,822,809)		12,240,980

Regional Bond – 1.43%Δ

Argentina – 1.43%
Provincia de Buenos Aires 144A 9.95% 6/9/21 #	245,000	252,350

Total Regional Bond (cost $241,972)		252,350

Senior Secured Loan – 2.33%«

Republic of Angola (Unsecured) 7.045% 12/16/23 @	510,000	413,100

Total Senior Secured Loan (cost $510,000)		413,100

Sovereign Bonds – 20.09%Δ

Brazil – 0.78%
Brazilian Government International Bond 5.00% 1/27/45	200,000	138,500

		138,500

Colombia – 0.93%
Colombia Government International Bond 5.00% 6/15/45	200,000	164,500

		164,500

Costa Rica – 0.82%
Costa Rica Government International Bond 5.625% 4/30/43	200,000	145,500

		145,500

Croatia – 1.32%
Croatia Government International Bond 144A 6.375% 3/24/21 #	215,000	233,436

		233,436

Dominican Republic – 1.64%
Dominican Republic International Bond 144A 5.50% 1/27/25 #	200,000	189,000

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Dominican Republic (continued)
Dominican Republic International Bond 144A 6.875% 1/29/26 #		100,000	$101,500

			290,500

Ecuador – 0.84%
Ecuador Government International Bond 10.50% 3/24/20		200,000	149,000

			149,000

Hungary – 0.31%
Hungary Government International Bond 5.375% 3/25/24		50,000	55,198

			55,198

Indonesia – 2.36%
Indonesia Government International Bond
144A 4.875% 5/5/21 #		200,000	210,434
144A 5.95% 1/8/46 #		200,000	207,487

			417,921

Kazakhstan – 2.23%
Kazakhstan Government International Bond
144A 5.125% 7/21/25 #		200,000	199,740
144A 6.50% 7/21/45 #		200,000	194,500

			394,240

Namibia – 1.05%
Namibia International Bonds 144A 5.25% 10/29/25 #		200,000	186,000

			186,000

Pakistan – 0.98%
Pakistan Government International Bond 144A 7.875% 3/31/36 #		200,000	173,614

			173,614

Peru – 0.07%
Peruvian Government International Bond 4.125% 8/25/27		13,000	12,903

			12,903

Poland – 0.28%
Poland Government Bond 3.25% 7/25/25	PLN	196,000	49,176

			49,176

Russia – 0.36%
Russian-Eurobond 7.85% 3/10/18	RUB	5,000,000	63,435

			63,435

Serbia – 1.15%
Republic of Serbia 144A 4.875% 2/25/20 #		200,000	204,254

			204,254

Schedule of investments

Delaware Emerging Markets Debt Fund

		Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Sri Lanka – 0.99%
Sri Lanka Government International Bond 144A 6.125% 6/3/25 #		200,000	$175,439

			175,439

Turkey – 1.54%
Turkey Government International Bond 4.25% 4/14/26		285,000	272,323

			272,323

Ukraine – 1.07%
Ukraine Government International Bond 144A 7.75% 9/1/20 #		200,000	188,600

			188,600

Uruguay – 0.56%
Uruguay Government International Bond 4.375% 10/27/27		100,000	98,250

			98,250

Zambia – 0.81%
Zambia Government International Bond 144A 8.97% 7/30/27 #		200,000	143,520

			143,520

Total Sovereign Bonds (cost $3,699,814)			3,556,309

Supranational Bank – 0.10%

European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	250,000,000	17,195

Total Supranational Bank (cost $17,023)			17,195

Short-Term Investments – 7.69%

Repurchase Agreements – 7.69%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to be repurchased on 2/1/16, repurchase price $374,078 (collateralized by U.S. government obligations 3.125% 11/15/41; market value $381,551)		374,070	374,070
Bank of Montreal
0.30%, dated 1/29/16, to be repurchased on 2/1/16, repurchase price $374,079 (collateralized by U.S. government obligations 0.75%-8.75 6/30/17-11/15/43; market value $381,551)		374,069	374,069

	Principal amount	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas
0.31%, dated 1/29/16, to be repurchased on 2/1/16, repurchase price $612,877 (collateralized by U.S. government obligations 0.000%-6.875 5/15/16-11/15/43; market value $625,118)	612,861	$612,861

Total Short-Term Investments (cost $1,361,000)		1,361,000

Total Value of Securities – 100.79%
(cost $18,652,618)		$17,840,934

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $13,082,953, which represents 73.91% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $772,850, which represents 4.37% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Jan. 31, 2016. Interest rates reset periodically.

¥	Fully or partially pledged as collateral for borrowing transactions.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2016.

Schedule of investments

Delaware Emerging Markets Debt Fund

The following foreign currency exchange contracts were outstanding at Jan. 31, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
GSC	KRW	(81,893,324)	USD	68,401	3/4/16	$702
TD	COP	66,762,660	USD	(19,694)	3/4/16	575
TD	MXN	905,964	USD	(49,234)	3/4/16	597
UBS	INR	9,796,370	USD	(143,705)	3/4/16	(193)

						$1,681

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

COP – Colombian Peso

GSC – Goldman Sachs Capital

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

PLN – Polish Zloty

RUB – Russian Ruble

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

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Statement of assets and liabilities
Delaware Emerging Markets Debt Fund	January 31, 2016 (Unaudited)

Assets:
Investments, at value[1]	$16,479,934
Short-term investments, at value[2]	1,361,000
Cash	191,347
Foreign currencies, at value[3]	49,888
Interest receivable	232,528
Receivable from investment manager	4,184
Unrealized appreciation on foreign currency exchange contracts	1,874

Total assets	18,320,755

Liabilities:
Payable for securities purchased	607,411
Other accrued expenses	11,140
Other affiliates payable	682
Trustees’ fees and expenses payable	62
Unrealized depreciation on foreign currency exchange contracts	193
Deferred capital gains tax	13

Total liabilities	619,501

Total Net Assets	$17,701,254

Net Assets Consist of:
Paid-in capital	$19,569,277
Distributions in excess of net investment income	(4,768)
Accumulated net realized loss on investments	(1,051,787)
Net unrealized depreciation of investments	(811,697)
Net unrealized depreciation of foreign currencies	(1,452)
Net unrealized appreciation of foreign currency exchange contracts	1,681

Total Net Assets	$17,701,254

Class A:
Net assets	$2,028
Shares of beneficial interest outstanding, unlimited authorization, no par	264
Net asset value per share	$7.68
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$8.04

Class C:
Net assets	$2,019
Shares of beneficial interest outstanding, unlimited authorization, no par	263
Net asset value per share	$7.68

Class R:
Net assets	$2,027
Shares of beneficial interest outstanding, unlimited authorization, no par	264
Net asset value per share	$7.68

Institutional Class:
Net assets	$17,695,180
Shares of beneficial interest outstanding, unlimited authorization, no par	2,304,787
Net asset value per share	$7.68

[1] Investments, at cost	$17,291,618
[2] Short-term investments, at cost	1,361,000
[3] Foreign currencies, at cost	49,917

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Emerging Markets Debt Fund	Six months ended January 31, 2016

Investment Income:
Interest	$489,928
Dividends	1,338

491,266

Expenses:
Management fees	68,185
Distribution expenses – Class A	3
Distribution expenses – Class C	10
Distribution expenses – Class R	5
Registration fees	43,612
Audit and tax fees	24,815
Reports and statements to shareholders	8,302
Legal fees	8,145
Dividend disbursing and transfer agent fees and expenses	2,988
Accounting and administration expenses	2,956
Custodian fees	1,934
Trustees’ fees and expenses	425
Other	6,934

Expenses before dividends on short sales and interest expense	168,314
Dividends on short sales	3,153
Interest expense	1,948

173,415
Less expenses waived	(78,855)
Less waived distribution expenses – Class A	(3)
Less waived distribution expenses – Class C	(10)
Less waived distribution expenses – Class R	(5)

Total operating expenses	94,542

Net Investment Income	396,724

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(324,565)
Foreign currencies	(73,924)
Foreign currency exchange contracts	(9,301)
Securities sold short	2,014

Net realized loss	(405,776)

Net change in unrealized appreciation (depreciation) of:
Investments[1]	(827,635)
Foreign currencies	(1,100)
Foreign currency exchange contracts	1,521

Net change in unrealized appreciation (depreciation)	(827,214)

Net Realized and Unrealized Loss	(1,232,990)

Net Decrease in Net Assets Resulting from Operations	$(836,266)

1 Includes $13 increase in capital gains taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Emerging Markets Debt Fund

	Six Months ended 1/31/16 (Unaudited)	Year ended 7/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$396,724	$820,222
Net realized loss	(405,776)	(723,295)
Net change in unrealized appreciation (depreciation)	(827,214)	(584,975)

Net decrease in net assets resulting from operations	(836,266)	(488,048)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(46)	(76)
Class C	(45)	(76)
Class R	(45)	(76)
Institutional Class	(395,889)	(665,411)

Net realized gain:
Class A	—	(24)
Class C	—	(23)
Class R	—	(24)
Institutional Class	—	(205,499)

	(396,025)	(871,209)

Capital Share Transactions:
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	46	100
Class C	45	99
Class R	45	100
Institutional Class	395,889	870,910

	396,025	871,209

Increase in net assets derived from capital share transactions	396,025	871,209

Net Decrease in Net Assets	(836,266)	(488,048)

Net Assets:
Beginning of period	18,537,520	19,025,568

End of period	$17,701,254	$18,537,520

Distributions in excess of net investment income	$(4,768)	$(5,467)

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Emerging Markets Debt Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expenses
Ratio of expenses to average net assets
Ratio of expenses to average net asset prior to fees waived
Ratio of net investment income to average net assets excluding interest expenses
Ratio of net investment income to average net assets
Ratio of net investment income to average net asset prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1] (Unaudited)	Year ended 7/31/15	9/30/13[2] to 7/31/14

$ 8.210	$8.840	$8.500

0.174	0.371	0.323
(0.559)	(0.604)	0.333

(0.385)	(0.233)	0.656

(0.145)	(0.303)	(0.316)
—	(0.094)	—

(0.145)	(0.397)	(0.316)

$ 7.680	$8.210	$ 8.840

(4.38% )	(2.65%)	7.86%

$ 2	$2	$ 2
1.02%	1.08%	1.31%
1.04%	1.14%	1.50%

2.16%	2.03%	2.48%
4.38%	4.46%	4.66%
4.36%	4.40%	4.47%

3.24%	3.51%	3.49%
101%	288%	152%

Financial highlights

Delaware Emerging Markets Debt Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expenses
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expenses
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See	accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1] (Unaudited)	Year ended 7/31/15	9/30/13[2] to 7/31/14

$ 8.220	$ 8.840	$8.500

0.174	0.371	0.271
(0.569)	(0.594)	0.333

(0.395)	(0.223)	0.604

(0.145)	(0.303)	(0.264)
—	(0.094)	—

(0.145)	(0.397)	(0.264)

$ 7.680	$ 8.220	$8.840

(4.50%)	(2.53%)	7.22%

$ 2	$ 2	$2
1.02%	1.08%	2.03%
1.04%	1.14%	2.22%

2.91%	2.78%	3.20%
4.38%	4.46%	3.94%
4.36%	4.40%	3.75%

2.49%	2.76%	2.77%
101%	288%	152%

Financial highlights

Delaware Emerging Markets Debt Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expenses
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expenses
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1] (Unaudited)	Year ended 7/31/15	9/30/13[2] to 7/31/14

$ 8.220	$8.840	$8.500

0.174	0.371	0.306
(0.569)	(0.594)	0.332

(0.395)	(0.223)	0.638

(0.145)	(0.303)	(0.298)
—	(0.094)	—

(0.145)	(0.397)	(0.298)

$ 7.680	$8.220	$8.840

(4.49%)	(2.53%)	7.64%

$ 2	$2	$2
1.02%	1.08%	1.55%
1.04%	1.14%	1.74%

2.41%	2.28%	2.72%
4.38%	4.46%	4.42%
4.36%	4.40%	4.23%

2.99%	3.26%	3.25%
101%	288%	152%

Financial highlights

Delaware Emerging Markets Debt Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expenses
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets excluding interest expenses
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1] (Unaudited)	Year ended 7/31/15	9/30/13[2] to 7/31/14

$ 8.220	$8.840	$8.500

0.174	0.371	0.340
(0.569)	(0.594)	0.333

(0.395)	(0.223)	0.673

(0.145)	(0.303)	(0.333)
—	(0.094)	—

(0.145)	(0.397)	(0.333)

$ 7.680	$8.220	$8.840

(4.50%)	(2.53%)	8.08%

$ 17,695	$18,532	$19,020
1.02%	1.08%	1.07%
1.04%	1.14%	1.26%

1.91%	1.78%	2.24%
4.38%	4.46%	4.90%
4.36%	4.40%	4.71%

3.49%	3.76%	3.73%
101%	288%	152%

Notes to financial statements

Delaware Emerging Markets Debt Fund	January 31, 2016 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund and Delaware Emerging Markets Debt Fund. These financial statements and the related notes pertains to Delaware Emerging Markets Debt Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC charge of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to primarily seek current income and secondarily capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2014-July 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2016 and matured on the next business day.

Reverse Repurchase Agreements – The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents, or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended Jan. 31, 2016, the Fund did not enter into any reverse repurchase agreements.

Short Sales – The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin,

Notes to financial statements

Delaware Emerging Markets Debt Fund

1. Significant Accounting Policies (continued)

will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Leverage – The Fund may employ leverage to attempt to take advantage of or increase the total return of attractive investment opportunities. The Fund may initiate leverage to the extent that the sum of aggregate borrowed funds and the notional value plus any gain or minus any loss of derivatives positions may not exceed an amount equal to 33. 1⁄3% of the Fund’s total assets, measured at the time the leverage is employed. When the Fund initiates leverage, the leverage may include borrowing through a margin account maintained with a broker. For the six months ended Jan. 31, 2016, the Fund had no outstanding borrowing.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Jan. 31, 2016.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2016, the Fund earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)), to 1.00% of average daily net assets of the Fund from Aug. 1, 2015 through Jan. 31, 2016.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may be terminated only by agreement of the Fund’s Board and DMC and apply only to expenses paid directly by the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Jan. 31, 2016, the Fund was charged $433 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value

Notes to financial statements

Delaware Emerging Markets Debt Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2016, the Fund was charged $1,901 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. Institutional Class shares pay no distribution and service expenses. Effective July 22, 2014, DDLP agreed to voluntarily suspend the distribution and service fees for Class A, Class C, and Class R shares. The suspension of the distribution and service fees will remain in effect while the Fund is not broadly distributed.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2016, the Fund was charged $187 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2016, DDLP earned no commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2016, DDLP received no gross CDSC commissions on redemption of the Fund’s Class A and Class C shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The contractual waiver period is from Nov. 28, 2014, through Nov. 28, 2016.

3. Investments

For the six months ended Jan. 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$17,012,748
Sales	16,953,069

At Jan. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2016, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$18,652,618

Aggregate unrealized appreciation of investments	$138,926
Aggregate unrealized depreciation of investments	(950,610)

Net unrealized appreciation of investments	$(811,684)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market

Notes to financial statements

Delaware Emerging Markets Debt Fund

3. Investments (continued)

prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016 :

Securities	Level 2	Level 3	Total
Corporate Debt	$12,240,980	$—	$12,240,980
Foreign Debt	3,825,854	—	3,825,854
Senior Secured Loan	—	413,100	413,100
Short-Term Investments	1,361,000	—	1,361,000

Total Value of Securities	$17,427,834	$413,100	$17,840,934

Foreign Currency Exchange Contracts	$1,681	$—	$1,681

During the six months ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Secured Loan
Balance as of 7/31/15	$495,975
Net change in unrealized appreciation (depreciation)	(82,875)

Balance as of 1/31/16	$413,100

Sensitivity Analysis

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Funds.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (1) the type of security, (2) the size of the holding, (3) the initial cost of the security, (4) the existence of any contractual restrictions of the security’s disposition, (5) the price and extent of public trading in similar securities of the issuer or of comparable companies, (6) quotations or evaluated prices from broker-dealers and/or pricing services, (7) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (8) an analysis of the company’s financial statements, and (9) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative Information about Level 3 Fair Value Measurements

Fair Value at 1/31/16	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Senior Secured Loan $413,100	Broker Quote	Market pricing of securities	N/A

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/16	Year ended 7/31/15
Shares issued upon reinvestment of dividends and distributions:
Class A	5	12
Class C	6	12
Class R	6	12
Institutional Class	50,075	103,729

Net increase	50,092	103,765

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

Notes to financial statements

Delaware Emerging Markets Debt Fund

5. Line of Credit (continued)

The Fund had no amounts outstanding as of Jan. 31, 2016 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2016, the Fund entered into foreign currency exchange contracts and cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Fair value of derivative instruments as of Jan. 31, 2016 was as follows:

Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts
Unrealized appreciation on foreign currency exchange contracts	$1,874

Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts
Unrealized depreciation on foreign currency exchange contracts	$(193)

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2016 was as follows:

Net Realized Loss on:
Foreign Currency Exchange Contracts
Currency contracts	$(9,301)

Net Change in Unrealized Appreciation (Depreciation) of:
Foreign Currency Exchange Contracts
Currency contracts	$1,521

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2016.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$162,398	$18,787

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In

Notes to financial statements

Delaware Emerging Markets Debt Fund

7. Offsetting (continued)

January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statement of assets and liabilities.”

At Jan. 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs Capital	$ 702	$ —	$ 702
Toronto Dominion Bank	1,172	—	1,172
Union Bank of Switzerland	—	(193)	(193)

Total	$ 1,874	$(193)	$1,681

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Goldman Sachs Capital	$ 702	$ —	$ —	$ —	$ —	$ 702
Toronto Dominion Bank	1,172	—	—	—	—	1,172
Union Bank of Switzerland	(193)	—	—	—	—	(193)

Total	$1,681	$ —	$ —	$ —	$ —	$1,681

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 374,070	$ (374,070)	$ —	$ —
Bank of Montreal	374,069	(374,069)	—	—
BNP Paribas	612,861	(612,861)	—	—

Total	$ 1,361,000	$ (1,361,000)	$ —	$ —

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets of the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and

Notes to financial statements

Delaware Emerging Markets Debt Fund

8. Securities Lending (continued)

Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2016, the Fund had no securities on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield, fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2016, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosure.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board consideration of Delaware Emerging Markets Debt Fund investment management agreement

At a meeting held on Aug. 18–20, 2015 (the “Annual Meeting”), the Board of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Emerging Markets Debt Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data received. The Independent Trustees reviewed and discussed with such consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain Funds; and in

November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board consideration of Delaware Emerging Markets Debt Fund investment management agreement (continued)

The expense comparisons for the Fund showed that its contractual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, in order to remain consistent with the Fund’s peers, the fee under the Fund’s management contract did not fall within the standardized fee pricing structure. Although the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments ®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Debt Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment [Company] Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 6, 2016